Equity accounted investments - Peregrine (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	R 5,621	R 4,039
Balance at end of the year	7,594	5,621	R 4,039
Peregrine Metals Ltd.
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	1,001	954	978
Foreign currency translation	85	47	(24)
Balance at end of the year	R 1,086	R 1,001	R 954